UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21229
Eaton Vance Insured New Jersey Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip Code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	September 30
Date of Reporting Period	June 30, 2005

Item 1. Schedule of Investments

Eaton Vance Insured New Jersey Municipal Bond Fund                                                                as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 155.3%

Principal
Amount
(000’s omitted)	Security	Value
	Hospital — 3.0%
$500	Camden County Improvement Authority, (Cooper Health), 5.75%, 2/15/34	$536,455
610	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	641,769
		$1,178,224
	Insured-Escrowed/Prerefunded — 5.2%
1,550	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 9.314%, 7/1/32 (1)(2)	2,060,616
		$2,060,616
	Insured-General Obligations — 20.8%
2,260	Bayonne, (FSA), 0.00%, 7/1/22	1,089,094
2,415	Bayonne, (FSA), 0.00%, 7/1/23	1,103,148
1,500	Bordentown Regional School District Board of Education, (FGIC), 5.00%, 1/15/30 (3)	1,591,350
500	Chester Township Board of Education, (FSA), 4.50%, 3/1/35	505,645
265	Florence Township Fire District No. 1, (MBIA), 5.125%, 7/15/28	288,776
170	Florence Township Fire District No.1, (MBIA), 5.125%, 7/15/29	185,110
5,500	Irvington Township, (FSA), 0.00%, 7/15/26	2,149,180
1,250	Jersey City, (FSA), 5.25%, 9/1/23	1,385,987
		$8,298,290
	Insured-Hospital — 9.6%
2,750	New Jersey Health Care Facilities, (Englewood Hospital), (MBIA), 5.00%, 8/1/31	2,893,000
900	New Jersey Health Care Facilities, (Jersey City Medical Center), (AMBAC), 5.00%, 8/1/41	938,286
		$3,831,286
	Insured-Lease Revenue / Certificates of Participation — 13.5%
2,670	Lafayette Yard, Community Development Corporation, (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35	2,784,223
1,250	Middlesex County, (MBIA), 5.00%, 8/1/31	1,305,562
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 10.745%, 7/1/36 (1)(2)	1,314,090
		$5,403,875
	Insured-Pooled Loans — 2.8%
950	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 9.995%, 8/1/27 (1)(2)	1,132,390
		$1,132,390

	Insured-Private Education — 2.7%
$1,000	New Jersey Educational Facilities Authority, (Kean University), (FGIC), 5.00%, 7/1/28	$1,063,330
		$1,063,330
	Insured-Public Education — 24.2%
1,400	Monmouth, (Brookdale Community College), (AMBAC), 5.00%, 8/1/29	1,480,178
500	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), 5.00%, 7/1/27	528,245
1,200	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), 5.00%, 7/1/33	1,265,544
1,500	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), 5.125%, 7/1/30	1,607,700
4,490	University of New Jersey Medicine and Dentistry, (AMBAC), 5.00%, 4/15/32	4,760,612
		$9,642,279
	Insured-Sewer Revenue — 3.4%
1,900	Passaic Valley Sewer Commissioners, (FGIC), 2.50%, 12/1/32	1,366,043
		$1,366,043
	Insured-Special Tax Revenue — 15.7%
10,000	Garden State New Jersey Preservation Trust, (FSA), 0.00%, 11/1/28	3,475,900
750	New Jersey EDA, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26	875,903
1,660	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	596,670
890	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	206,729
6,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	1,114,685
		$6,269,887
	Insured-Transportation — 27.0%
780	Delaware River and Bay Authority, (MBIA), 5.00%, 1/1/33	826,753
1,500	New Jersey Turnpike Authority, (FSA), 5.25%, 1/1/28	1,758,030
800	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/23	853,912
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	1,586,160
1,290	Port Authority of New York and New Jersey, (FSA), Variable Rate, 9.975%, 11/1/27 (1)(2)	1,541,073
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	1,066,140

$950	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/29	$1,004,568
2,000	South Jersey Transportation Authority, (FGIC), 5.00%, 11/1/33	2,139,160
		$10,775,796
	Insured-Water and Sewer — 4.8%
4,500	Middlesex County Improvements Authority Utilities System, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	1,935,540
		$1,935,540
	Insured-Water Revenue — 4.6%
1,800	Bayonne Municipal Utilities Authority, Water Revenue, (XLCA), 4.75%, 4/1/33	1,846,242
		$1,846,242
	Private Education — 3.3%
1,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	1,318,000
		$1,318,000
	Senior Living / Life Care — 1.5%
600	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	609,426
		$609,426
	Special Tax Revenue — 5.1%
150	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	160,026
500	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	529,900
500	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	541,625
750	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	807,878
		$2,039,429
	Transportation — 8.1%
1,250	Port Authority of New York and New Jersey, 5.00%, 9/1/38	1,326,938
1,825	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,919,699
		$3,246,637
	Total Tax-Exempt Investments — 155.3% (identified cost $56,880,061)	$62,017,290
	Other Assets, Less Liabilities — 1.0%	$410,578
	Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.3)%	$(22,503,143)
	Net Assets Applicable to Common Shares — 100.0%	$39,924,725

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2005, 86.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 23.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $6,048,169 or 15.1% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
09/05	150 U.S. Treasury Bond	Short	$(17,526,081)	$(17,812,500)	$(286,419)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$56,877,517
Gross unrealized appreciation	$5,139,773
Gross unrealized depreciation	—
Net unrealized appreciation	$5,139,773

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New Jersey Municipal Bond Fund

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 22, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	August 22, 2005